Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
11.	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Payroll and welfare payables	62,548	87,406	12,499
Payables for acquisition of property and equipment	1,329	47,097	6,735
Other taxes payables	38,770	46,630	6,668
Payables for service fees	22,760	35,867	5,129
Product warranty liabilities (a)	9,953	20,906	2,990
Deposit payables	—	7,060	1,010
Government subsidy	5,000	5,000	715
Consideration payable to an equity method investment (Note 9)	3,500	3,500	500
Advance from customers	—	2,805	401
Accrued interests	719	569	81
Others	5,617	6,599	943

	150,196	263,439	37,671

(a)	A reconciliation of the changes in the Group’s product warranty liability is as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the years	3,780	3,886	14,492	2,072
Accruals	2,410	12,232	14,730	2,106
Claims	(594)	(124)	(2,496)	(357)
Reversal	(1,710)	(1,502)	(1,514)	(216)

Balance at the end of the years	3,886	14,492	25,212	3,605
Less: Non-current portion of warranty	(1,053)	(4,539)	(4,306)	(615)

Current portion of warranty	2,833	9,953	20,906	2,990